INCOME TAXES Income Tax Reconciliation (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at 35% statutory rate				$ 180		$ 120		$ 134
State income taxes (net of federal benefit)				16	[1]	3		14
AFUDC equity				(10)		(11)		(8)
Federal Tax Reform	[2]			8
Excess tax deductions for share-based compensation				0		(23)	[3]	0
Other - net				2	[4]	8		2
Total income tax provision		$ 26	$ 47	196		$ 97		$ 142
Tax Cuts and Jobs Act of 2017 (TCJA)
Effective Income Tax Rate Reconciliation [Line Items]
State income taxes (net of federal benefit)	[1]			(3)
Other - net	[4]			$ 1

[1]	Amount for the year ended December 31, 2017 includes income tax benefits of $3 million related to the revaluation of state deferred tax assets and liabilities for the net of federal benefit impact of the TCJA.
[2]	Amount for the year ended December 31, 2017 represents income tax expense related to the revaluation of federal deferred tax assets and liabilities as a result of the TCJA.
[3]	Amount relates to a federal income tax benefit for excess tax deductions generated in 2016 as a result of adopting the new accounting guidance associated with share-based payments.
[4]	Amount for the year ended December 31, 2017 includes income tax expense of $1 million related to the establishment of a valuation allowance for the portion of a capital loss expected to not be utilized before expiration.